Accounts Receivable (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 363	$ 38,279	$ 14,362
Less: allowance for doubtful accounts		(3,054)
Accounts receivable, net	$ 363	$ 35,225	$ 14,362